Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and borrowings
Schedule of loans and borrowings

	As of December 31,
in 000€	2025	2024	2023
K€50,000 KBC credit facility	35,000	—	—
K€35,000 EIB bank loan	10,000	15,833	21,667
K€28,000 acquisition bank loan	—	—	10,000
K€17,700 secured bank loans	11,773	13,348	14,904
K€12,300 bank loans ACTech	—	1,230	3,546
K€5,000 other facility loan	—	1,094	1,496
Bank investment loans - other	711	2,023	4,778
Lease liabilities	5,628	7,726	7,943
Related party loan	—	30	64
Total loans and borrowings	63,113	41,284	64,398
Current	10,324	12,997	25,483
Non-Current	52,789	28,287	38,915

Schedule of changes of liabilities for financing activities

	For the year ended December 31
in 000€	2025	2024	2023
At January 1,	41,284	64,398	80,980
Proceeds from loans & borrowings	35,000	—	—
Repayment of loans & borrowings	(11,054)	(23,267)	(16,723)
New leases	1,910	3,137	3,919
Repayment of leases	(3,067)	(3,122)	(3,549)
Reclassified as part of disposal group	(22)	—	—
Other	(797)	—	—
Net foreign exchange movements	(141)	138	(229)
At December 31,	63,113	41,284	64,398